Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands									1 Months Ended							2 Months Ended	3 Months Ended	12 Months Ended
	May 03, 2016 USD ($) $ / shares shares	Apr. 15, 2016 USD ($) shares	Apr. 11, 2016 shares	Jan. 29, 2016 USD ($) $ / shares shares	Sep. 28, 2015 shares	Dec. 08, 2014 USD ($) shares	Jul. 09, 2014 USD ($) shares	Jun. 23, 2014 USD ($) shares	Feb. 29, 2016 USD ($) Employees	Dec. 31, 2015 USD ($) shares	Nov. 30, 2015 USD ($) shares	Sep. 30, 2015 USD ($) shares	May 31, 2015 USD ($) shares	Feb. 28, 2015 USD ($) shares	Jan. 31, 2015 USD ($) shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Mar. 07, 2016 shares	Dec. 31, 2014 USD ($) shares
Subsequent Event [Line Items]
Number of shares authorized				146,000,000
Common stock, number of shares authorized				92,000,000						300,000,000						300,000,000	300,000,000	300,000,000		300,000,000
Preferred stock, number of shares authorized										10,000,000								10,000,000		10,000,000
Number of Shares issued																	6,923,076	6,923,076
Common stock, shares outstanding										1,631,738						4,083,219	4,083,219	1,631,738	6,923,076	0
Restructuring plan, numbers of employees redundant | Employees									51
Total estimated severance expense | $									$ 1,200								$ 1,762
Severance expense that was paid immediately | $									300
Severance expense expected to be paid | $									$ 900
Acquisition related costs | $																	91
Cash paid in private placement | $																		$ 244
Debt, outstanding principal amount | $										$ 69,107						$ 71,691	$ 71,691	$ 69,107		$ 52,845
Common Stock [Member]
Subsequent Event [Line Items]
Number of Shares issued																	1,110,613	1,631,738
Number of shares issued upon exercise of warrants																	1,340,867
Minimum [Member]
Subsequent Event [Line Items]
Expected payment period									6 months
Maximum [Member]
Subsequent Event [Line Items]
Expected payment period									18 months
Senior Term Loan [Member]
Subsequent Event [Line Items]
Debt maturity date																	Mar. 31, 2021
Frequency interest Payment																	Quarterly
Financial liquidity operating covenant description																	The Revised Term Loan includes only one financial liquidity operating covenant, which requires that we maintain an end-of-day cash balance greater than $5 million.
Minimum end-of-day cash balance to be maintained | $																$ 5,000	$ 5,000
Series AB Preferred Stock [Member]
Subsequent Event [Line Items]
Exercise price per share | $ / shares				$ 1.25
Preferred stock, number of shares authorized				32,000,000
Number of Shares issued				4,655,430						2,009,631	2,215,462	2,614,767
Gross proceeds from issuance of preferred stock | $				$ 5,800						$ 2,512	$ 2,768	$ 3,268
Conversion ratio										0.23856						0.23856	0.23856	0.23856
Series AB Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of Shares issued				4,655,430														6,839,860
Gross proceeds from issuance of preferred stock | $				$ 5,819												$ 7,026		$ 8,514
Number of shares issued upon exercise of warrants																5,620,600
Series D Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Preferred stock, number of shares authorized																				4,500,000
Number of Shares issued						1,560,976	548,780	2,195,122						85,000	195,122
Gross proceeds from issuance of preferred stock | $						$ 15,600	$ 5,400	$ 22,000						$ 850	$ 1,951
Series AA Preferred Stock [Member]
Subsequent Event [Line Items]
Number of Shares issued													12,145,168
Gross proceeds from issuance of preferred stock | $													$ 15,181
Number of shares converted				2,041,376	5,615,632
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, number of shares authorized	100,000,000
Preferred stock, number of shares authorized	10,000,000
Acquisition related costs | $	$ 500
Proceeds from private placement | $	$ 23,700
Financial liquidity operating covenant description	The Company's restructured senior secured debt includes a liquidity covenant whereby the Company must maintain a cash balance greater than $5 million. Based upon current projections, the Company will not meet its liquidity covenant requirement at or around March, 2017. The Company intends to maintain compliance with this liquidity covenant by raising additional capital. There can be no assurances that financing will be available on terms acceptable to the Company, or at all.
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of securities into which the warrants to be converted	83,120
Exercise price per share | $ / shares	$ 5.00
Stock issuance cost | $	$ 1,000
Cash paid in private placement | $	600
Subsequent Event [Member] | Private Placement [Member] | Reimbursements [Member]
Subsequent Event [Line Items]
Stock issuance cost | $	$ 100
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Preferred Stock to Common Stock, shares	1,110,613
Number of shares issued upon conversion			3,127,059
Proceeds from private placement | $	$ 24,200
Proceeds from private placement | $	$ 25,000
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of Shares issued	5,000,000
Share price | $ / shares	$ 5.00
Subsequent Event [Member] | Series AB Warrants [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock issuance cost | $	$ 300
Subsequent Event [Member] | Pre-Merger stockholders of the Parent [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	1,000,004
Subsequent Event [Member] | Existing Investor [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Proceeds from private placement | $	$ 20,000
Subsequent Event [Member] | Series AB Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares converted	27,665,645
Subsequent Event [Member] | Series AB Preferred Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	4,083,219
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Number of securities into which the warrants to be converted			3,750
Number of shares converted			1,416,422
Preferred stock, shares outstanding			80,080
Subsequent Event [Member] | Series AA Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares converted			2,041,376
Preferred stock, shares outstanding			4,488,160
Capital Royalty Partners Term Loan [Member] | Senior Term Loan [Member]
Subsequent Event [Line Items]
Debt maturity date																	Mar. 31, 2021	Mar. 31, 2021
Frequency interest Payment																		Quarterly
Capital Royalty Partners Term Loan [Member] | Series AB Preferred Stock [Member]
Subsequent Event [Line Items]
Number of securities into which the warrants to be converted				16,000,000
Exercise price per share | $ / shares				$ 1.25
Warrant expiration term																		1 year
Number of shares issued upon exercise of warrants																5,620,600
Additional funds provided upon exercise of warrant | $																$ 7,000
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding	9,487,763
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of securities into which the warrants to be converted	3,816,960
Conversion of Preferred Stock to Common Stock, shares	5,487,766
Number of shares issued upon exercise of warrants	65,899
Proceeds from private placement | $	$ 20,000
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Number of Shares issued	4,000,000
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | February and March 2016 [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants	1,340,867
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | April 15, 2016 [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants	66,654
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Senior Term Loan [Member]
Subsequent Event [Line Items]
Debt, outstanding principal amount | $	$ 50,000
Accrued interest and fees expense | $	$ 16,600
Interest rate	11.00%
Interest rate at default	15.00%
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Senior Term Loan [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Accumulated outstanding interest converted | $	$ 5,800
Number of shares issued upon conversion of debt	4,649,859
Debt instrument, conversion price | $ / shares	$ 1.25
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Series AB Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon exercise of warrants		279,400
Additional funds provided upon exercise of warrant | $		$ 350
Capital Royalty Partners Term Loan [Member] | Subsequent Event [Member] | Series AB Preferred Stock [Member] | Senior Term Loan [Member]
Subsequent Event [Line Items]
Accumulated outstanding interest converted | $	$ 10,800
Number of shares issued upon conversion of debt	8,609,824
Debt instrument, conversion price | $ / shares	$ 1.25
WCAS Capital Partners IV, L.P. [Member] | Subordinated Debt [Member]
Subsequent Event [Line Items]
Debt maturity date																	Sep. 08, 2021	Sep. 08, 2021
WCAS Capital Partners IV, L.P. [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of Preferred Stock to Common Stock, shares	396,141
WCAS Capital Partners IV, L.P. [Member] | Subsequent Event [Member] | Subordinated Debt [Member]
Subsequent Event [Line Items]
Debt, outstanding principal amount | $	$ 5,000
Accrued interest and fees expense | $	$ 2,100
Interest rate	10.00%
WCAS Capital Partners IV, L.P. [Member] | Subsequent Event [Member] | Series AB Preferred Stock [Member] | Subordinated Debt [Member]
Subsequent Event [Line Items]
Accumulated outstanding interest converted | $	$ 2,100
Number of shares issued upon conversion of debt	1,660,530
Debt instrument, conversion price | $ / shares	$ 1.25
Parent Company [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of share subject to cancellation	40,486,000
Parent Company [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares issued upon conversion	6,600,000